Expense Example {- FundsManager 70% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-12 - FundsManager 70% Portfolio	Apr. 30, 2022 USD ($)
VIP FundsManager 70% Portfolio-Service VIP
Expense Example:
1 year	$ 84
3 years	289
5 years	517
10 years	1,171
VIP FundsManager 70% Portfolio-Service 2 VIP
Expense Example:
1 year	99
3 years	336
5 years	597
10 years	$ 1,345